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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06590

Invesco Value Municipal Income Trust

(Exact name of registrant as specified in charter)

1555 Peachtree Street, N.E., Suite 1800     Atlanta, Georgia 30309

(Address of principal executive offices) (Zip code)

Sheri Morris     1555 Peachtree Street, N.E., Suite 1800     Atlanta, Georgia 30309

(Name and address of agent for service)

Registrant’s telephone number, including area code: (713) 626-1919

Date of fiscal year end: 2/28

Date of reporting period: 5/31/18

Item 1. Schedule of Investments.

Invesco Value Municipal Income Trust

Quarterly Schedule of Portfolio Holdings

May 31, 2018

invesco.com/us	MS-CE-VMINC-QTR-1 07/18	Invesco Advisers, Inc.

Schedule of Investments

May 31, 2018

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Municipal Obligations–164.66%(a)

Alabama–3.62%

Alabama (State of) Special Care Facilities Financing Authority (Ascension Health Senior Credit Group); Series 2016 B, Ref. RB	5.00%	11/15/2046	$4,500	$5,077,800
Alabaster (City of) Board of Education; Series 2014 A, Limited Special Tax GO Wts.(INS-AGM)(b)	5.00%	09/01/2039	1,095	1,239,398
Series 2014 A, Limited Special Tax GO Wts.(INS-AGM)(b)	5.00%	09/01/2044	1,095	1,239,398
Birmingham (City of) Airport Authority; Series 2010, RB (INS-AGM)(b)	5.25%	07/01/2030	3,600	3,819,204
Birmingham (City of) Special Care Facilities Financing Authority (Methodist Home for the Aging); Series 2016, RB	5.25%	06/01/2025	700	769,013
Series 2016, RB	5.75%	06/01/2045	515	567,612
Birmingham (City of) Water Works Board; Series 2011, Water RB (c)(d)(e)	5.00%	01/01/2021	8,575	9,242,049
Chatom (Town of) Industrial Development Board (PowerSouth Energy Cooperative); Series 2010 A, Ref. Gulf Opportunity Zone RB (INS-AGC)(b)	5.00%	08/01/2037	2,000	2,105,660
Lower Alabama Gas District (The); Series 2016 A, Gas Project RB (c)	5.00%	09/01/2046	2,400	2,958,192
				27,018,326

Alaska–0.56%

Alaska (State of) Industrial Development & Export Authority (Providence Health Services); Series 2011 A, RB (c)	5.50%	10/01/2041	3,825	4,159,420

Arizona–3.95%

Arizona (State of) Health Facilities Authority (Catholic Healthcare West); Series 2011 B-2, RB (INS-AGM)(b)	5.00%	03/01/2041	2,065	2,177,852
Arizona (State of) Health Facilities Authority (Phoenix Children’s Hospital); Series 2012, Ref. Hospital System RB	5.00%	02/01/2042	4,450	4,710,058
Arizona (State of) Health Facilities Authority (Scottsdale Lincoln Hospital); Series 2014, Ref. RB	5.00%	12/01/2042	1,905	2,118,722
Arizona (State of) Industrial Development Authority (Leman Academy of Excellence); Series 2017 A, Ref. Education RB (f)	5.00%	07/01/2037	680	679,143
Glendale (City of) Industrial Development Authority (Midwestern University); Series 2010, RB	5.00%	05/15/2035	1,000	1,051,700
Series 2010, RB	5.13%	05/15/2040	1,000	1,051,720
Glendale (City of) Industrial Development Authority (The Beatitudes Campus); Series 2017, Ref. RB	5.00%	11/15/2031	590	406,104
Mesa (City of); Series 2013, Excise Tax RB (c)	5.00%	07/01/2032	7,600	8,347,080
Phoenix (City of) Industrial Development Authority (Legacy Traditional Schools); Series 2014 A, Education Facility RB (f)	6.50%	07/01/2034	435	484,686
Phoenix (City of) Industrial Development Authority (Rowan University); Series 2012, Lease RB	5.00%	06/01/2042	2,665	2,869,299
Pima (County of) Industrial Development Authority (Edkey Charter Schools); Series 2013, Ref. Education Facility RB	6.00%	07/01/2033	1,000	967,990
Pima (County of) Industrial Development Authority (Grande Innovations Academy); Series 2018, Education Facility RB (f)	5.25%	07/01/2048	1,175	1,154,884
Yuma (City of) Industrial Development Authority (Regional Medical Center); Series 2014 A, Hospital RB	5.00%	08/01/2032	1,050	1,185,503
Series 2014 A, Hospital RB	5.25%	08/01/2032	2,000	2,288,720
				29,493,461

California–21.10%

Alameda (County of) Corridor Transportation Authority; Series 2016 B, Ref. Second Sub. Lien RB	5.00%	10/01/2037	2,110	2,362,630
Alhambra Unified School District (Election of 2004); Series 2009 B, Unlimited Tax CAB GO Bonds(INS-AGC)(b)(g)	0.00%	08/01/2035	3,010	1,648,457
Series 2009 B, Unlimited Tax CAB GO Bonds(INS-AGC)(b)(g)	0.00%	08/01/2036	2,675	1,399,426
Bay Area Toll Authority (San Francisco Bay Area); Series 2017 F-1, Toll Bridge RB (c)	5.00%	04/01/2056	2,325	2,652,128
Beverly Hills Unified School District (Election of 2008); Series 2009, Unlimited Tax CAB GO Bonds(g)	0.00%	08/01/2026	2,720	2,203,146
Series 2009, Unlimited Tax CAB GO Bonds(g)	0.00%	08/01/2031	5,270	3,524,892

See accompanying notes which are an integral part of this schedule.

                               Invesco Value Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value

California–(continued)

California (County of) Tobacco Securitization Agency (Alameda County Tobacco Asset Securitization Corp.); Series 2006 C, Tobacco Settlement Sub. CAB RB (g)	0.00%	06/01/2055	$10,335	$534,423
California (State of) (Kindergarten-University); Series 2004 A-9, Ref. VRD Unlimited Tax GO Bonds (LOC-State Street Bank & Trust Co.)(h)(i)	0.81%	05/01/2034	2,100	2,100,000
California (State of) Health Facilities Financing Authority (Scripps Health); Series 2010 A, RB (c)	5.00%	11/15/2036	4,750	4,979,378
California (State of) Pollution Control Finance Authority; Series 2012, Water Furnishing RB(f)(j)	5.00%	07/01/2027	1,190	1,292,043
Series 2012, Water Furnishing RB(f)(j)	5.00%	07/01/2030	1,400	1,510,516
Series 2012, Water Furnishing RB(f)(j)	5.00%	07/01/2037	3,075	3,288,467
California (State of) Pollution Control Financing Authority (Pacific Gas & Electric Co.); Series 1996 C, Ref. VRD PCR (LOC-Mizuho Bank, Ltd.)(h)(i)	0.65%	11/01/2026	800	800,000
California (State of) Statewide Communities Development Authority (Cottage Health System Obligated Group); Series 2010, RB	5.00%	11/01/2040	3,000	3,160,500
California (State of) Statewide Communities Development Authority (Loma Linda University Medical Center); Series 2014, RB	5.25%	12/01/2044	755	819,718
Series 2016 A, RB(f)	5.00%	12/01/2041	1,275	1,367,782
California (State of); Series 2010, Various Purpose Unlimited Tax GO Bonds	5.50%	03/01/2040	2,410	2,561,299
Series 2012, Various Purpose Unlimited Tax GO Bonds	5.25%	04/01/2035	4,135	4,585,466
Series 2013, Various Purpose Unlimited Tax GO Bonds	5.00%	04/01/2037	1,800	2,012,831
California Infrastructure & Economic Development Bank; Series 2003 A, First Lien Bay Area Toll Bridges RB(c)(d)(e)	5.00%	01/01/2028	6,800	8,369,712
Series 2003 A, First Lien Bay Area Toll Bridges RB(c)(d)(e)	5.00%	01/01/2028	3,300	4,061,772
Series 2003 A, First Lien Bay Area Toll Bridges Seismic Retrofit RB(d)(e)	5.00%	01/01/2028	4,500	5,510,565
Clovis Unified School District (Election of 2004); Series 2004 A, Unlimited Tax CAB GO Bonds (INS-NATL)(b)(g)	0.00%	08/01/2029	1,360	976,602
Dry Creek Joint Elementary School District (Election of 2008-Measure E); Series 2009, Unlimited Tax CAB GO Bonds(g)	0.00%	08/01/2043	2,120	780,796
Series 2009, Unlimited Tax CAB GO Bonds(g)	0.00%	08/01/2044	1,090	384,825
Series 2009, Unlimited Tax CAB GO Bonds(g)	0.00%	08/01/2045	6,270	2,121,643
Series 2009, Unlimited Tax CAB GO Bonds(g)	0.00%	08/01/2048	4,610	1,367,649
East Bay Municipal Utility District; Series 2010 A, Ref. Sub. Water System RB (c)(d)(e)	5.00%	06/01/2020	4,440	4,739,256
El Segundo Unified School District (Election of 2008); Series 2009 A, Unlimited Tax CAB GO Bonds(g)	0.00%	08/01/2031	4,155	2,683,590
Series 2009 A, Unlimited Tax CAB GO Bonds(g)	0.00%	08/01/2032	3,165	1,963,661
Golden State Tobacco Securitization Corp.; Series 2007 A-1, Sr. Tobacco Settlement Asset-Backed RB	5.00%	06/01/2033	4,545	4,567,725
Series 2007 A-1, Sr. Tobacco Settlement Asset-Backed RB	5.13%	06/01/2047	5,980	5,980,179
Series 2013 A, Enhanced Tobacco Settlement Asset-Backed RB	5.00%	06/01/2030	3,200	3,582,783
Los Angeles (City of) Department of Airports (Los Angeles International Airport); Series 2010 B, Sub. RB	5.00%	05/15/2040	1,480	1,399,471
Los Angeles (City of) Department of Water & Power; Series 2012 A, Waterworks RB(c)	5.00%	07/01/2043	6,240	6,843,221
Series 2012 B, Waterworks RB(c)	5.00%	07/01/2043	9,805	10,752,849
M-S-R Energy Authority; Series 2009 B, Gas RB	6.13%	11/01/2029	1,000	1,241,920
Menifee Union School District (Election of 2008); Series 2009 C, Unlimited Tax CAB GO Bonds(INS-AGC)(b)(g)	0.00%	08/01/2034	1,665	929,553
Series 2009 C, Unlimited Tax CAB GO Bonds(INS-AGC)(b)(g)	0.00%	08/01/2035	300	160,197
Moreland School District (Crossover Series 14); Series 2006 C, Ref. Unlimited Tax CAB GO Bonds (INS-AMBAC)(b)(g)	0.00%	08/01/2029	3,350	2,330,160
Mt. San Antonio (City of) Community College District (Election 2008); Series 2013 A, Unlimited Tax Conv. CAB GO Bonds (k)	6.25%	08/01/2028	1,985	1,652,493
Oak Grove School District (Election of 2008); Series 2009 A, Unlimited Tax CAB GO Bonds (g)	0.00%	08/01/2028	2,400	1,755,888
Patterson Joint Unified School District (Election of 2008); Series 2009 B, Unlimited Tax CAB GO Bonds(INS-AGM)(b)(g)	0.00%	08/01/2034	3,825	2,125,323
Series 2009 B, Unlimited Tax CAB GO Bonds(INS-AGM)(b)(g)	0.00%	08/01/2035	4,120	2,185,289
Series 2009 B, Unlimited Tax CAB GO Bonds(INS-AGM)(b)(g)	0.00%	08/01/2036	300	151,989
Series 2009 B, Unlimited Tax CAB GO Bonds(INS-AGM)(b)(g)	0.00%	08/01/2037	1,785	867,813

See accompanying notes which are an integral part of this schedule.

                               Invesco Value Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value

California–(continued)

Poway Unified School District (Election of 2008 - School Facilities Improvement District No. 2007-1); Series 2009 A, Unlimited Tax CAB GO Bonds(g)	0.00%	08/01/2028	$7,840	$5,735,901
Series 2009 A, Unlimited Tax CAB GO Bonds(g)	0.00%	08/01/2031	8,475	5,445,527
Regents of the University of California; Series 2013 AI, General RB (c)	5.00%	05/15/2033	6,000	6,783,360
Sacramento (County of) Sanitation Districts Financing Authority (Sacramento Regional County Sanitation District); Series 2006, RB (INS-NATL)(b)	5.00%	12/01/2036	655	656,598
San Buenaventura (City of) (Community Memorial Health System); Series 2011, RB	7.50%	12/01/2041	2,180	2,449,012
San Jose Evergreen Community College District (Election of 2004); Series 2008 B, Unlimited Tax CAB GO Bonds (INS-AGM)(b)(g)	0.00%	09/01/2030	1,600	1,127,456
San Juan Unified School District (Election of 2002); Series 2010, Unlimited Tax GO Bonds (d)(e)	5.00%	08/01/2020	1,525	1,635,212
Santa Margarita Water District (Community Facilities District No. 2013-1); Series 2013, Special Tax RB	5.50%	09/01/2032	595	650,787
Silicon Valley Tobacco Securitization Authority (Santa Clara); Series 2007 A, Tobacco Settlement CAB Turbo RB (g)	0.00%	06/01/2041	3,445	950,476
Tustin Unified School District (Community Facilities District No. 97-1); Series 2015, Ref. Special Tax RB	5.00%	09/01/2031	2,450	2,721,215
William S. Hart Union High School District (Election of 2008); Series 2009 A, Unlimited Tax CAB GO Bonds (g)	0.00%	08/01/2033	11,350	6,520,689
Yosemite Community College District (Election of 2004); Series 2008 C, Unlimited Tax CAB GO Bonds (INS-AGM)(b)(g)	0.00%	08/01/2022	525	480,328
				157,446,586

Colorado–3.42%

Colorado (State of) Health Facilities Authority (SCL Health System); Series 2013 A, RB (c)	5.50%	01/01/2035	8,100	9,252,873
Colorado (State of) Health Facilities Authority (The Evangelical Lutheran Good Samaritan Society); Series 2017, Ref. Hospital RB	5.00%	06/01/2042	580	640,964
Colorado (State of) Regional Transportation District (Denver Transit Partners Eagle P3); Series 2010, Private Activity RB	6.00%	01/15/2041	3,000	3,191,160
Denver (City & County of); Series 2016 A, Ref. Dedicated Tax and Improvement RB	5.00%	08/01/2044	1,135	1,291,982
Neu Towne Metropolitan District; Series 2018 A, Ref. & Improvement Limited Tax GO Bonds	5.38%	12/01/2046	1,325	1,671,851
Prairie Center Metropolitan District No. 3; Series 2017 A, Ref. Limited Property Tax Supported RB (f)	5.00%	12/15/2041	950	977,227
University of Colorado; Series 2013 A, Enterprise RB (c)(d)(e)	5.00%	06/01/2023	7,500	8,533,200
				25,559,257

Connecticut–0.47%

Connecticut (State of) Health & Educational Facility Authority (Quinnipiac University); Series 2007, RB(d)(e)	5.00%	07/01/2018	265	265,708
Series 2007, RB(d)(e)	5.00%	07/01/2018	895	897,390
Series 2007, RB(d)(e)	5.00%	07/01/2018	1,195	1,198,191
Series 2007, RB(INS-NATL)(b)	5.00%	07/01/2024	10	10,026
Series 2007, RB(INS-NATL)(b)	5.00%	07/01/2025	1,105	1,107,917
Series 2007, RB(INS-NATL)(b)	5.00%	07/01/2027	30	30,079
				3,509,311

District of Columbia–7.09%

District of Columbia (Provident Group - Howard Properties LLC); Series 2013, Student Dormitory RB	5.00%	10/01/2045	1,000	1,003,011
District of Columbia Water & Sewer Authority; Series 2008 A, Ref. Public Utility Sub. Lien RB(d)(e)	5.00%	10/01/2018	2,520	2,547,745
Series 2008 A, Ref. Public Utility Sub. Lien RB(d)(e)	5.00%	10/01/2018	625	631,881
Series 2013 A, Sub. Lien Public Utility RB(c)	5.00%	10/01/2044	6,000	6,676,800
District of Columbia; Series 2006 B-1, Ballpark RB(INS-NATL)(b)	5.00%	02/01/2031	6,860	6,872,965
Series 2008 E, Unlimited Tax GO Bonds(INS-BHAC)(b)(c)	5.00%	06/01/2026	3,260	3,269,454
Series 2008 E, Unlimited Tax GO Bonds(INS-BHAC)(b)(c)	5.00%	06/01/2027	3,260	3,270,073
Series 2008 E, Unlimited Tax GO Bonds(INS-BHAC)(b)(c)	5.00%	06/01/2028	6,520	6,539,560

See accompanying notes which are an integral part of this schedule.

                               Invesco Value Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value

District of Columbia–(continued)

Series 2009 A, Sec. Income Tax RB(c)	5.25%	12/01/2027	$5,100	$5,355,510
Series 2014 C, Unlimited Tax GO Bonds(c)	5.00%	06/01/2034	3,030	3,409,568
Series 2014 C, Unlimited Tax GO Bonds(c)	5.00%	06/01/2035	6,060	6,815,621
Metropolitan Washington Airports Authority (Dulles Metrorail and Capital Improvement); Series 2014 A, Ref. Sr. Lien Dulles Toll Road RB	5.00%	10/01/2053	6,155	6,543,751
				52,935,939

Florida–10.52%

Alachua (County of) Health Facilities Authority (Terraces at Bonita Springs); Series 2011 A, RB	8.13%	11/15/2041	1,000	1,122,320
Broward (County of); Series 2015 A, Airport System RB (j)	5.00%	10/01/2045	2,070	2,287,309
Cape Coral (City of); Series 2011, Ref. Water & Sewer RB(d)(e)	5.00%	10/01/2021	4,130	4,539,118
Series 2011 A, Ref. Water & Sewer RB(d)(e)	5.00%	10/01/2021	1,500	1,648,590
Capital Trust Agency Inc. (Sarasota-Manatee Jewish Housing Council, Inc.); Series 2017, Ref. Retirement Facility RB (f)	5.00%	07/01/2046	1,250	1,281,113
Citizens Property Insurance Corp.; Series 2012 A-1, Sr. Sec. RB	5.00%	06/01/2021	4,890	5,306,530
Collier (County of) Industrial Development Authority (The Arlington of Naples); Series 2014 A, Continuing Care Community RB (f)	7.75%	05/15/2035	2,250	2,469,128
Davie (Town of) (Nova Southeastern University); Series 2013 A, Educational Facilities RB	6.00%	04/01/2042	1,250	1,402,887
Florida (State of) Mid-Bay Bridge Authority; Series 2008 A, Ref. RB (d)(e)	5.00%	10/01/2018	3,580	3,618,234
Florida (State of) North Broward Hospital District; Series 2017 B, Ref. RB	5.00%	01/01/2048	2,980	3,227,370
Martin (County of) Health Facilities Authority (Martin Memorial Medical Center); Series 2012, RB	5.13%	11/15/2032	4,000	4,265,520
Series 2012, RB	5.50%	11/15/2032	1,100	1,207,569
Miami Beach (City of) Health Facilities Authority (Mount Sinai Medical Center); Series 2014, Ref. RB	5.00%	11/15/2044	820	874,817
Miami-Dade (County of) (Building Better Communities Program); Series 2009 B-1, Unlimited Tax GO Bonds (d)(e)	6.00%	07/01/2018	2,000	2,006,840
Miami-Dade (County of) Educational Facilities Authority (University of Miami); Series 2018 A, RB	5.00%	04/01/2053	1,655	1,870,100
Miami-Dade (County of) Expressway Authority; Series 2010 A, Ref. Toll System RB (INS-AGM)(b)	5.00%	07/01/2035	3,415	3,612,148
Miami-Dade (County of); Series 2010, Water & Sewer System RB(d)(e)	5.00%	10/01/2020	4,500	4,822,065
Series 2012 A, Ref. Aviation RB(j)	5.00%	10/01/2028	2,000	2,189,080
Series 2012 B, Ref. Sub. Special Obligation RB	5.00%	10/01/2032	1,000	1,094,110
Series 2012 B, Ref. Sub. Special Obligation RB	5.00%	10/01/2035	1,575	1,719,191
Series 2016 A, Ref. Aviation RB	5.00%	10/01/2041	1,195	1,357,603
Orange (County of); Series 2012 B, Ref. Sales Tax RB (c)	5.00%	01/01/2031	7,500	8,188,350
Orlando (City of) Greater Orlando Aviation Authority; Series 2017 A, Priority Sub. Airport Facilities RB(c)(j)	5.00%	10/01/2047	3,310	3,744,173
Series 2017 A, Priority Sub. Airport Facilities RB(j)	5.00%	10/01/2047	2,030	2,296,275
Palm Beach (County of) Health Facilities Authority (Jupiter Medical Center, Inc.); Series 2013 A, Hospital RB	5.00%	11/01/2043	2,030	2,134,687
Palm Beach (County of) Solid Waste Authority; Series 2009, Improvement RB(d)(e)	5.50%	10/01/2019	695	729,250
Series 2009, Improvement RB(d)(e)	5.50%	10/01/2019	2,355	2,471,054
Series 2011, Ref. RB(c)	5.00%	10/01/2031	2,790	3,051,284
Port St. Lucie (City of); Series 2009, Ref. Utility System RB(d)(e)	5.00%	09/01/2018	2,715	2,737,833
Series 2009, Ref. Utility System RB(INS-AGC)(b)	5.00%	09/01/2029	285	287,360
Putnam (County of) Development Authority (Seminole Electric Cooperative); Series 2018 B, Ref. PCR	5.00%	03/15/2042	825	935,971
				78,497,879

Georgia–1.32%

Atlanta (City of); Series 2010 A, General Airport RB (INS-AGM)(b)	5.00%	01/01/2035	5,390	5,635,137
Fulton (County of) Development Authority (Georgia Tech Athletic Association); Series 2012, Ref. RB	5.00%	10/01/2042	510	555,166

See accompanying notes which are an integral part of this schedule.

                               Invesco Value Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Georgia–(continued)

Private Colleges & Universities Authority (Mercer University); Series 2012 A, RB	5.00%	10/01/2032	$1,220	$1,282,000
Series 2012 A, RB	5.25%	10/01/2027	2,170	2,363,542
				9,835,845

Hawaii–2.45%

Hawaii (State of) Department of Budget & Finance (Hawaii Pacific Health Obligated Group); Series 2013 A, Ref. Special Purpose RB	5.50%	07/01/2043	3,000	3,340,109
Hawaii (State of) Department of Transportation (Airports Division); Series 2013, Lease Revenue COP (j)	5.00%	08/01/2028	1,775	1,944,300
Hawaii (State of); Series 2015 A, Airport System RB (j)	5.00%	07/01/2045	1,575	1,752,125
Honolulu (City & County of); Series 2012 A, Unlimited Tax GO Bonds (c)(d)(e)	5.00%	11/01/2022	10,000	11,264,200
				18,300,734

Idaho–1.73%

Idaho (State of) Health Facilities Authority (St. Luke’s Regional Medical Center); Series 2010, RB (INS-AGM)(b)	5.00%	07/01/2035	5,000	5,260,500
Idaho (State of) Health Facilities Authority (Valley Vista Care Corp.); Series 2017 A, Ref. RB	5.00%	11/15/2032	730	766,419
Series 2017 A, Ref. RB	5.25%	11/15/2037	1,020	1,073,509
Idaho (State of) Housing & Finance Association (Federal Highway Trust Fund); Series 2008 A, Grant & RAB(d)(e)	5.25%	07/15/2018	2,500	2,510,875
Series 2008 A, Grant & RAB(d)(e)	5.25%	07/15/2018	3,310	3,324,399
				12,935,702

Illinois–15.25%

Chicago (City of) (Midway Airport); Series 2013 A, Ref. Second Lien RB(j)	5.50%	01/01/2031	2,280	2,538,415
Series 2013 B, Ref. Second Lien RB	5.00%	01/01/2025	1,550	1,716,501
Series 2014 A, Ref. Second Lien RB(j)	5.00%	01/01/2041	1,100	1,195,073
Chicago (City of) (O’Hare International Airport); Series 2015 C, RB(j)	5.00%	01/01/2046	790	856,629
Series 2015 D, RB	5.00%	01/01/2046	555	614,840
Series 2016 C, Ref. Sr. Lien General Airport RB	5.00%	01/01/2037	1,595	1,794,726
Series 2017 D, Sr. Lien General Airport RB(c)(j)	5.00%	01/01/2052	5,000	5,473,750
Series 2017 D, Sr. Lien General Airport RB	5.25%	01/01/2042	1,265	1,470,461
Chicago (City of) Board of Education; Series 2006 B, Dedicated Unlimited Tax GO Bonds(INS-AGM)(b)	5.00%	12/01/2035	1,000	1,001,380
Series 2017 H, Dedicated Unlimited Tax GO Bonds	5.00%	12/01/2046	1,910	1,940,293
Chicago (City of) Metropolitan Water Reclamation District (Green Bonds); Series 2016 E, Unlimited Tax GO Bonds	5.00%	12/01/2045	1,650	1,833,018
Chicago (City of) Transit Authority; Series 2011, Sales Tax Receipts RB(c)(l)	5.25%	12/01/2036	7,490	8,047,256
Series 2014, Sales Tax Receipts RB	5.00%	12/01/2044	3,270	3,592,455
Chicago (City of); Series 2002 B, Unlimited Tax GO Bonds	5.50%	01/01/2037	630	671,391
Series 2005 D, Ref. Unlimited Tax GO Bonds	5.50%	01/01/2040	395	419,790
Series 2007 A, Ref. Project Unlimited Tax GO Bonds(INS-AGM)(b)	5.00%	01/01/2037	5,475	5,513,544
Series 2007 E, Ref. Unlimited Tax GO Bonds	5.50%	01/01/2042	315	334,401
Series 2008, Ref. Second Lien Waterworks RB(d)(e)	5.00%	11/01/2018	660	669,082
Series 2008, Ref. Second Lien Waterworks RB(INS-AGM)(b)	5.00%	11/01/2027	280	283,760
Series 2014, Ref. Motor Fuel Tax RB(INS-AGM)(b)	5.00%	01/01/2030	1,000	1,082,190
Series 2014, Second Lien Waterworks RB	5.00%	11/01/2044	765	824,417
Series 2015 A, Unlimited Tax GO Bonds	5.50%	01/01/2033	3,145	3,360,904
Series 2017 A, Second Lien Wastewater Transmission RB	5.00%	01/01/2047	2,500	2,719,625
Cook (County of) Forest Preserve District; Series 2012 B, Ref. Limited Tax GO Bonds(c)	5.00%	12/15/2032	2,460	2,600,417
Series 2012 B, Ref. Limited Tax GO Bonds(c)	5.00%	12/15/2037	2,460	2,599,457
Illinois (State of) Finance Authority (Centegra Health System); Series 2014 A, RB	5.00%	09/01/2039	1,250	1,340,475

See accompanying notes which are an integral part of this schedule.

                               Invesco Value Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Illinois–(continued)

Illinois (State of) Finance Authority (Lutheran Home & Services); Series 2012, Ref. RB	5.50%	05/15/2027	$2,000	$2,134,060
Series 2012, Ref. RB	5.50%	05/15/2030	1,045	1,107,167
Illinois (State of) Finance Authority (Northwestern Memorial Healthcare); Series 2017 A, Ref. RB	5.00%	07/15/2042	3,305	3,773,285
Illinois (State of) Finance Authority (Northwestern Memorial Hospital); Series 2009 B, RB(d)(e)	5.38%	08/15/2019	2,100	2,191,287
Series 2009 B, RB(d)(e)	5.75%	08/15/2019	2,000	2,095,780
Illinois (State of) Finance Authority (OSF Healthcare System); Series 2015 A, Ref. RB	5.00%	11/15/2045	2,205	2,411,079
Illinois (State of) Finance Authority (Peace Village); Series 2013, RB	6.75%	08/15/2033	1,430	1,518,975
Illinois (State of) Finance Authority (Rush University Medical Center); Series 2015 A, Ref. RB	5.00%	11/15/2038	1,940	2,140,693
Illinois (State of) Finance Authority (Swedish Covenant Hospital); Series 2010 A, Ref. RB(d)(e)	5.75%	02/15/2020	2,000	2,128,640
Series 2010 A, Ref. RB(d)(e)	6.00%	02/15/2020	1,165	1,244,768
Illinois (State of) Finance Authority (University of Chicago); Series 2013 A, RB (c)	5.25%	10/01/2052	3,720	4,117,891
Illinois (State of) Metropolitan Pier & Exposition Authority; Series 2002, Dedicated State Tax CAB RB (INS-AGM)(b)(g)	0.00%	12/15/2029	2,500	1,578,100
Illinois (State of) Sports Facilities Authority; Series 2014, Ref. RB(INS-AGM)(b)	5.25%	06/15/2031	1,060	1,160,053
Series 2014, Ref. RB(INS-AGM)(b)	5.25%	06/15/2032	965	1,053,896
Illinois (State of) Toll Highway Authority; Series 2013 A, RB (c)	5.00%	01/01/2038	12,300	13,481,784
Illinois (State of); Series 2012 A, Unlimited Tax GO Bonds	5.00%	01/01/2031	1,135	1,167,086
Series 2013, Unlimited Tax GO Bonds(INS-AGM)(b)	5.25%	07/01/2029	1,880	2,057,322
Series 2014, Unlimited Tax GO Bonds	5.00%	05/01/2035	1,000	1,035,090
Series 2014, Unlimited Tax GO Bonds	5.00%	05/01/2036	1,000	1,032,980
Series 2014, Unlimited Tax GO Bonds	5.25%	02/01/2033	1,100	1,154,747
Series 2016, Unlimited Tax GO Bonds	5.00%	01/01/2041	1,750	1,816,955
Railsplitter Tobacco Settlement Authority; Series 2010, RB (d)(e)	5.50%	06/01/2021	4,090	4,504,931
Regional Transportation Authority; Series 1999, Ref. RB (INS-AGM)(b)	5.75%	06/01/2021	4,000	4,405,280
				113,806,099

Indiana–2.65%

Indiana (State of) Finance Authority (Ohio River Bridges East End Crossing); Series 2013, Private Activity RB(j)	5.00%	07/01/2040	3,365	3,610,679
Series 2013 A, Private Activity RB(j)	5.00%	07/01/2035	500	539,650
Series 2013 A, Private Activity RB(j)	5.00%	07/01/2048	510	544,053
Indiana (State of) Finance Authority (Ohio Valley Electric Corp.); Series 2012 A, Midwestern Disaster Relief RB	5.00%	06/01/2039	3,325	3,346,446
Indianapolis Local Public Improvement Bond Bank; Series 2013 F, RB (c)	5.00%	02/01/2030	9,000	9,937,440
Valparaiso (City of) (Pratt Paper, LLC); Series 2013, Exempt Facilities RB (j)	6.75%	01/01/2034	1,500	1,762,350
				19,740,618

Iowa–2.97%

Iowa (State of) (IJOBS Program); Series 2009 A, Special Obligation RB(c)(d)(e)(l)	5.00%	06/01/2019	5,140	5,305,559
Series 2009 A, Special Obligation RB(c)(d)(e)(l)	5.00%	06/01/2019	3,850	3,974,009
Iowa (State of) Finance Authority (Iowa Fertilizer Co.); Series 2013, Midwestern Disaster Area RB(f)	5.88%	12/01/2027	1,025	1,091,102
Series 2013, Ref. Midwestern Disaster Area RB(e)	5.25%	12/01/2037	1,190	1,265,529
Iowa (State of) Tobacco Settlement Authority; Series 2005 C, Asset-Backed RB	5.50%	06/01/2042	1,695	1,701,424
Series 2005 C, Asset-Backed RB	5.63%	06/01/2046	1,055	1,060,202
Series 2005 E, Asset-Backed CAB RB(g)	0.00%	06/01/2046	12,020	1,446,246
Iowa (State of); Series 2001, Vision Special Fund RB(INS-NATL)(b)	5.50%	02/15/2019	3,600	3,696,372
Series 2001, Vision Special Fund RB(INS-NATL)(b)	5.50%	02/15/2020	2,500	2,655,175
				22,195,618

See accompanying notes which are an integral part of this schedule.

                               Invesco Value Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Kansas–0.98%

Kansas (State of) Development Finance Authority (Adventist Health System); Series 2009, Hospital RB(d)(e)	5.50%	11/15/2019	$35	$36,749
Series 2009, Hospital RB	5.50%	11/15/2029	1,475	1,560,446
Wichita (City of) (Presbyterian Manors, Inc.); Series 2013 IV-A, Health Care Facilities RB	6.38%	05/15/2043	1,500	1,577,295
Series 2018 I, Ref. Health Care Facilities RB	5.00%	05/15/2047	1,000	1,030,810
Wyandotte (County of) & Kansas City (City of) Unified Government; Series 2009 A, Utility System Improvement RB (d)(e)	5.25%	03/01/2019	3,000	3,080,340
				7,285,640

Kentucky–2.90%

Kentucky (State of) Economic Development Finance Authority (Next Generation Kentucky Information Highway); Series 2015 A, Sr. RB	5.00%	07/01/2040	1,245	1,334,092
Series 2015 A, Sr. RB	5.00%	01/01/2045	2,570	2,747,304
Kentucky (State of) Economic Development Finance Authority (Owensboro Health Inc.); Series 2017 A, Ref. Hospital RB	5.00%	06/01/2045	955	1,024,295
Kentucky (State of) Economic Development Finance Authority (Owensboro Medical Health System, Inc.); Series 2010 A, Hospital RB(d)(e)	6.00%	06/01/2020	2,500	2,697,350
Series 2010 B, Ref. Hospital RB(d)(e)	6.38%	06/01/2020	1,585	1,721,675
Kentucky (State of) Property & Building Commission (No. 93); Series 2009, Ref. RB(d)(e)	5.25%	02/01/2019	3,545	3,628,378
Series 2009, Ref. RB(INS-AGC)(b)	5.25%	02/01/2028	455	465,397
Kentucky (State of) Public Transportation Infrastructure Authority (Downtown Crossing); Series 2013 A, First Tier Toll RB	5.75%	07/01/2049	1,000	1,098,400
Kentucky (State of) Turnpike Authority (Revitalization); Series 2012 A, Economic Development Road RB (d)(e)	5.00%	07/01/2022	3,140	3,505,527
Louisville (City of) & Jefferson (County of) Metropolitan Government (Norton Healthcare, Inc.); Series 2013 A, Health System RB	5.50%	10/01/2033	3,000	3,388,500
				21,610,918

Louisiana–1.75%

Lafayette (City of) Public Trust Financing Authority (Ragin’ Cajun Facilities, Inc. - Housing & Parking); Series 2010, RB (d)(e)	5.50%	10/01/2020	4,500	4,867,695
New Orleans (City of); Series 2014, Ref. Water System RB	5.00%	12/01/2044	650	716,488
Regional Transit Authority; Series 2010, Sales Tax RB (INS-AGM)(b)	5.00%	12/01/2030	1,000	1,067,280
St. Tammany (Parish of) Public Trust Financing Authority (Christwood); Series 2015, Ref. RB	5.25%	11/15/2037	1,850	1,982,405
Tobacco Settlement Financing Corp.; Series 2013 A, Ref. Asset-Backed RB	5.25%	05/15/2031	745	802,633
Series 2013 A, Ref. Asset-Backed RB	5.25%	05/15/2032	1,410	1,537,676
Series 2013 A, Ref. Asset-Backed RB	5.25%	05/15/2033	1,190	1,288,032
Series 2013 A, Ref. Asset-Backed RB	5.50%	05/15/2030	745	794,401
				13,056,610

Maryland–1.33%

Howard (County of) (Downtown Columbia); Series 2017 A, Special Obligation Tax Allocation RB (f)	4.50%	02/15/2047	1,500	1,526,295
Maryland (State of) Health & Higher Educational Facilities Authority (Lifebridge Health); Series 2015, Ref. RB	5.00%	07/01/2040	4,250	4,736,498
Maryland (State of) Health & Higher Educational Facilities Authority (LifeBridge Health); Series 2016, Ref. RB	5.00%	07/01/2047	720	806,126
Maryland (State of) Health & Higher Educational Facilities Authority (Peninsula Regional Medical Center); Series 2015, Ref. RB	5.00%	07/01/2045	1,465	1,588,455
Prince Georges (County of), Maryland (Collington Episcopal Life Care Community, Inc.); Series 2017, Ref. RB	5.00%	04/01/2028	690	746,173
Series 2017, Ref. RB	5.00%	04/01/2032	505	535,654
				9,939,201

See accompanying notes which are an integral part of this schedule.

                               Invesco Value Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Massachusetts–3.79%

Massachusetts (Commonwealth of) (Central Artery); Series 2000 B, VRD Limited Tax GO Bonds (h)	0.81%	12/01/2030	$1,100	$1,100,000
Massachusetts (State of) Development Finance Agency (Emerson College); Series 2016 A, RB	5.00%	01/01/2047	3,125	3,421,094
Massachusetts (State of) Development Finance Agency (Harvard University); Series 2009 A, RB (c)(d)(e)	5.50%	11/15/2018	15,820	16,097,166
Massachusetts (State of) Health & Educational Facilities Authority (Massachusetts Institute of Technology); Series 2009 O, RB (c)(d)(e)	5.50%	07/01/2018	5,120	5,135,616
Massachusetts (State of) Water Resources Authority; Series 2007 B, Ref. General RB (INS-AGM)(b)	5.25%	08/01/2031	2,000	2,553,920
				28,307,796

Michigan–3.86%

Grand Rapids Economic Development Corp. (Beacon Hill at Eastgate); Series 2017 A, Ref. RB	5.00%	11/01/2047	1,390	1,460,195
Michigan (State of) Building Authority (Facilities Program); Series 2016 I, Ref. RB (c)	5.00%	04/15/2041	2,715	3,079,543
Michigan (State of) Finance Authority (Beaumont Health Credit Group); Series 2016, RB	5.00%	11/01/2044	1,745	1,931,261
Michigan (State of) Finance Authority (Detroit Water & Sewerage Department); Series 2014 C-1, Ref. Sr. Lien Local Government Loan Program RB	5.00%	07/01/2044	1,095	1,192,871
Series 2014 C-6, Ref. Sr. Lien Local Government Loan Program RB	5.00%	07/01/2033	550	608,091
Series 2014 D-4, Ref. Local Government Loan Program RB	5.00%	07/01/2029	550	612,601
Series 2015, Ref. Second Lien Local Government Loan Program RB	5.00%	07/01/2035	1,190	1,311,166
Michigan (State of) Finance Authority (MidMichigan Health Credit Group); Series 2014, Ref. Hospital RB	5.00%	06/01/2039	2,005	2,222,261
Michigan (State of) Finance Authority (Trinity Health Credit); Series 2017 MI, Ref. Hospital RB (c)	5.00%	12/01/2046	3,655	4,141,115
Michigan (State of) Tobacco Settlement Finance Authority; Series 2007 A, Sr. Asset-Backed RB	6.00%	06/01/2048	3,285	3,301,983
University of Michigan; Series 2012 B, VRD General RB (h)	0.88%	04/01/2042	5,300	5,300,000
Wayne State University Board of Governors; Series 2008, Ref. General RB(d)(e)	5.00%	11/15/2018	335	340,126
Series 2008, Ref. General RB(d)(e)	5.00%	11/15/2018	425	431,503
Series 2008, Ref. General RB(d)(e)	5.00%	11/15/2018	1,255	1,274,202
Series 2008, Ref. General RB(d)(e)	5.00%	11/15/2018	1,580	1,604,174
				28,811,092

Minnesota–0.06%

Bethel (City of) (Spectrum High School); Series 2017 A, Ref. Charter School Lease RB	4.25%	07/01/2047	425	426,526

Mississippi–0.09%

Mississippi Business Finance Corp. (Chevron U.S.A. Inc.); Series 2010 E, VRD Gulf Opportunity Zone IDR (h)	1.01%	12/01/2030	700	700,000

Missouri–1.04%

Kansas City (City of) Industrial Development Authority (Downtown Redevelopment District); Series 2011 A, Ref. RB	5.50%	09/01/2024	825	907,797
Series 2011 A, Ref. RB	5.50%	09/01/2025	1,445	1,590,020
Series 2011 A, Ref. RB	5.50%	09/01/2027	980	1,078,353
Kirkwood (City of) Industrial Development Authority (Aberdeen Heights); Series 2017 A, Ref. Retirement Community RB	5.25%	05/15/2050	475	506,032
St. Louis (County of) Industrial Development Authority (Friendship Village of Sunset Hills); Series 2012, Senior Living Facilities RB	5.00%	09/01/2042	2,000	2,097,880
Series 2013 A, Senior Living Facilities RB	5.50%	09/01/2033	1,375	1,545,486
				7,725,568

Montana–0.29%

Montana (State of) Facility Finance Authority (Benefit Health System Obligated Group); Series 2011 A, Hospital RB (d)(e)	5.75%	01/01/2021	2,000	2,187,820

Nebraska–1.19%

Central Plains Energy Project (No. 3); Series 2012, Gas RB (m)	5.00%	09/01/2032	4,690	5,133,205
Douglas (County of) Hospital Authority No. 2 (Madonna Rehabilitation Hospital); Series 2014, RB	5.00%	05/15/2044	1,000	1,068,260

See accompanying notes which are an integral part of this schedule.

                               Invesco Value Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Nebraska–(continued)

Lincoln (County of) Hospital Authority No. 1 (Great Plains Regional Medical Center); Series 2012, Ref. RB	5.00%	11/01/2032	$2,500	$2,674,175
				8,875,640

Nevada–2.02%

Clark (County of) (Las Vegas-McCarran International Airport); Series 2010 A, Passenger Facility Charge RB (INS-AGM)(b)	5.25%	07/01/2039	2,000	2,099,940
Nevada (State of); Series 2008 C, Capital Improvement & Cultural Affairs Limited Tax GO Bonds (c)(d)(e)	5.00%	06/01/2018	13,000	13,000,000
				15,099,940

New Jersey–4.49%

New Jersey (State of) Economic Development Authority (Port Newark Container Terminal LLC); Series 2017, Ref. Special Facility RB (j)	5.00%	10/01/2037	945	1,031,742
New Jersey (State of) Economic Development Authority (Provident Group-Montclair Properties LLC-Montclair State University Student Housing); Series 2010 A, RB (d)(e)	5.88%	06/01/2020	1,975	2,132,171
New Jersey (State of) Economic Development Authority (The Goethals Bridge Replacement); Series 2013, Private Activity RB (j)	5.38%	01/01/2043	2,000	2,189,440
New Jersey (State of) Economic Development Authority; Series 2005 N-1, Ref. School Facilities Construction RB(INS-AMBAC)(b)	5.50%	09/01/2024	3,390	3,864,837
Series 2005 N-1, Ref. School Facilities Construction RB(INS-NATL)(b)(c)(l)	5.50%	09/01/2022	3,720	4,111,046
New Jersey (State of) Educational Facilities Authority (Rowan University); Series 2008 B, Ref. RB (d)(e)	5.00%	07/01/2018	510	511,362
New Jersey (State of) Transportation Trust Fund Authority; Series 2006 C, Transportation System CAB RB(INS-AGC)(b)(g)	0.00%	12/15/2026	14,305	10,480,701
Subseries 2016 A-1, Federal Highway Reimbursement RN	5.00%	06/15/2028	960	1,060,752
Subseries 2016 A-1, Federal Highway Reimbursement RN	5.00%	06/15/2029	1,600	1,603,712
Subseries 2016 A-2, Federal Highway Reimbursement RN	5.00%	06/15/2028	1,600	1,603,712
Tobacco Settlement Financing Corp.; Series 2018 A, Ref. RB	5.00%	06/01/2046	1,905	2,093,576
Series 2018 A, Ref. RB	5.25%	06/01/2046	2,485	2,799,849
				33,482,900

New York–17.29%

Build NYC Resource Corp. (Pratt Paper Inc.); Series 2014, Ref. Solid Waste Disposal RB (f)(j)	5.00%	01/01/2035	1,600	1,728,128
Erie Tobacco Asset Securitization Corp.; Series 2005 A, Tobacco Settlement Asset-Backed RB	5.00%	06/01/2045	2,815	2,814,831
Long Island Power Authority; Series 2011 A, Electric System General RB(d)(e)	5.00%	05/01/2021	4,955	5,393,418
Series 2014 A, Ref. RB	5.00%	09/01/2044	2,870	3,189,201
Metropolitan Transportation Authority; Series 2010 D, RB(d)(e)	5.00%	11/15/2020	3,000	3,229,560
Series 2012 A, Ref. Dedicated Tax Fund RB(c)	5.00%	11/15/2027	10,000	11,189,000
New York & New Jersey (States of) Port Authority; Two Hundred Seventh Series 2018, Ref. Consolidated RB (c)(j)	5.00%	09/15/2028	3,255	3,845,490
New York (City of) Industrial Development Agency (Brooklyn Navy Yard Cogen Partners); Series 1997, Industrial Development RB (j)	5.75%	10/01/2036	2,730	2,756,426
New York (City of) Municipal Water Finance Authority; Series 2012 FF, Water & Sewer System RB (c)	5.00%	06/15/2045	10,545	11,503,225
New York (City of) Transitional Finance Authority; Series 2013 I, Sub. Future Tax Sec. RB	5.00%	05/01/2038	895	859,125
Subseries 2012 E-1, Future Tax Sec. RB(c)	5.00%	02/01/2037	6,845	7,457,011
Subseries 2013, Sub. Future Tax Sec. RB(c)	5.00%	11/01/2038	4,500	5,048,775
Subseries 2018 C-3, Sub. Future Tax Sec. RB	4.00%	05/01/2042	1,655	1,740,746
New York (Counties of) Tobacco Trust V; Series 2005 S-2, Sub. Pass Through CAB RB (g)	0.00%	06/01/2050	10,140	1,293,965
New York (Counties of) Tobacco Trust VI; Subseries 2016 A-1, Ref. Tobacco Settlement Pass Through RB	5.75%	06/01/2043	3,135	3,473,486
New York (State of) Dormitory Authority (City of New York); Series 2005 A, Court Facilities Lease RB(INS-AMBAC)(b)	5.50%	05/15/2028	2,900	3,609,891
Series 2005 A, Court Facilities Lease RB(INS-AMBAC)(b)	5.50%	05/15/2029	2,455	3,084,143

See accompanying notes which are an integral part of this schedule.

                               Invesco Value Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value

New York–(continued)

New York (State of) Dormitory Authority (General Purpose); Series 2013 A, State Personal Income Tax RB	5.00%	02/15/2037	$1,000	$1,102,650
New York (State of) Dormitory Authority (Mental Health Services); Series 2007, Mental Health Services Facilities Improvement RB (INS-AGM)(b)	5.00%	02/15/2027	50	50,137
New York (State of) Dormitory Authority (New York University); Series 2001 1, RB (INS-BHAC)(b)	5.50%	07/01/2031	1,040	1,286,740
New York (State of) Dormitory Authority; Series 2014 C, State Personal Income Tax RB (c)	5.00%	03/15/2040	4,840	5,423,656
New York (State of) Housing Finance Agency (160 Madison Avenue); Series 2013 A, VRD RB (LOC-Landesbank Hessen-Thueringen Girozentrale)(h)(i)	0.90%	11/01/2046	2,200	2,200,000
New York (State of) Thruway Authority (Transportation); Series 2009 A, Personal Income Tax RB (d)(e)	5.00%	03/15/2019	1,725	1,771,092
New York (State of) Thruway Authority; Series 2011 A-1, Second General Highway & Bridge Trust Fund RB (c)	5.00%	04/01/2029	4,545	4,908,464
New York (State of) Utility Debt Securitization Authority; Series 2013 TE, Restructuring RB (c)	5.00%	12/15/2031	10,000	11,344,600
New York Liberty Development Corp. (3 World Trade Center); Series 2014, Class 1, Ref. Liberty RB (f)	5.00%	11/15/2044	5,685	6,044,974
New York Liberty Development Corp. (7 World Trade Center); Series 2012, Class 1, Ref. Liberty RB (c)	5.00%	09/15/2040	4,900	5,374,369
New York Transportation Development Corp. (American Airlines, Inc.); Series 2016, Ref. Special Facilities RB (j)	5.00%	08/01/2031	1,580	1,667,643
New York Transportation Development Corp. (Delta Air Lines, Inc. LaGuardia Airport Terminal C&D Redevelopment); Series 2018, Special Facilities RB (j)	5.00%	01/01/2031	3,310	3,774,492
New York Transportation Development Corp. (LaGuardia Airport Terminal B Redevelopment); Series 2016 A, Special Facilities RB(j)	5.00%	07/01/2046	1,660	1,801,781
Series 2016 A, Special Facilities RB(j)	5.25%	01/01/2050	3,055	3,350,480
Rockland Tobacco Asset Securitization Corp.; Series 2001, Tobacco Settlement Asset-Backed RB	5.75%	08/15/2043	1,500	1,538,430
TSASC, Inc.; Series 2016 B, Ref. Sub. Tobacco Settlement Turbo RB	5.00%	06/01/2045	3,990	4,118,318
Series 2016 B, Ref. Sub. Tobacco Settlement Turbo RB	5.00%	06/01/2048	1,000	1,029,180
				129,003,427

North Carolina–3.57%

Charlotte (City of) (Charlotte Douglas International Airport); Series 2017 A, Airport RB(c)	5.00%	07/01/2042	1,915	2,223,870
Series 2017 A, Airport RB(c)	5.00%	07/01/2047	4,000	4,627,920
North Carolina (State of) Capital Facilities Finance Agency (Duke University); Series 2015 B, Ref. RB (c)	5.00%	10/01/2055	9,050	10,200,255
North Carolina (State of) Department of Transportation (I-77 HOT Lanes); Series 2015, Private Activity RB (j)	5.00%	06/30/2054	1,135	1,220,193
North Carolina (State of) Medical Care Commission (Duke University Health System); Series 2012 A, Health Care Facilities RB (c)	5.00%	06/01/2042	4,890	5,341,934
North Carolina (State of) Medical Care Commission (Vidant Health); Series 2012 A, Ref. Heath Care Facilities RB	5.00%	06/01/2036	2,660	3,001,632
				26,615,804

North Dakota–0.63%

Ward (County of) (Trinity Obligated Group); Series 2017 C, Health Care Facilities RB	5.00%	06/01/2053	4,305	4,686,337

Ohio–5.48%

Akron, Bath & Copley Joint Township Hospital District; Series 2016, Ref. RB	5.25%	11/15/2046	790	869,695
Allen (County of) (Catholic Health Partners); Series 2012 A, Ref. Hospital Facilities RB	5.00%	05/01/2042	3,300	3,549,183
American Municipal Power, Inc. (Greenup Hydroelectric); Series 2016 A, RB	5.00%	02/15/2046	500	559,500
American Municipal Power, Inc.; Series 2015 A, Ref. RB	5.00%	02/15/2039	1,230	1,351,130
Buckeye Tobacco Settlement Financing Authority; Series 2007 A-2, Sr. Asset-Backed Turbo RB	5.75%	06/01/2034	460	457,599
Series 2007 A-2, Sr. Asset-Backed Turbo RB	5.88%	06/01/2047	7,115	7,114,858

See accompanying notes which are an integral part of this schedule.

                               Invesco Value Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Ohio–(continued)

Chillicothe (City of) (Adena Health System Obligated Group); Series 2017, Ref. & Improvement Hospital Facilities RB	5.00%	12/01/2047	$3,000	$3,332,610
Cleveland (City of) & Cuyahoga (County of) Port Authority (Constellation Schools); Series 2014 A, Ref. & Improvement Lease RB (f)	6.50%	01/01/2034	1,000	1,045,450
Cleveland (City of); Series 2008 B-2, Public Power System CAB RB(INS-NATL)(b)(g)	0.00%	11/15/2026	3,545	2,697,639
Series 2008 B-2, Public Power System CAB RB(INS-NATL)(b)(g)	0.00%	11/15/2028	3,845	2,686,924
Series 2008 B-2, Public Power System CAB RB(INS-NATL)(b)(g)	0.00%	11/15/2038	2,800	1,241,100
Cuyahoga (County of) (Metrohealth System); Series 2017, Ref. Hospital RB	5.00%	02/15/2057	2,530	2,655,336
Series 2017, Ref. Hospital RB	5.50%	02/15/2052	1,590	1,758,715
Franklin (County of) (First Community Village Obligated Group); Series 2013, Ref. Health Care Facilities RB	5.25%	07/01/2033	2,000	2,002,560
Gallia (County of) (Holzer Health System Obligated Group); Series 2012, Ref. & Improvement Hospital Facilities RB	8.00%	07/01/2042	1,055	1,211,741
Hamilton (County of) (Christ Hospital); Series 2012, Health Care Facilities RB	5.50%	06/01/2042	3,000	3,335,070
Hamilton (County of) (Life Enriching Communities); Series 2016, Ref. Healthcare Improvement RB	5.00%	01/01/2046	1,395	1,493,822
Ohio (State of) (Portsmouth Bypass); Series 2015, Private Activity RB (INS-AGM)(b)(j)	5.00%	12/31/2039	750	825,840
Ohio (State of) Air Quality Development Authority (Pratt Paper LLC); Series 2017, Exempt Facility RB (f)(j)	4.25%	01/15/2038	575	590,985
Ohio (State of) Higher Educational Facility Commission (Summa Health System); Series 2010, Hospital Facilities RB(d)(e)	5.75%	05/15/2020	325	348,546
Series 2010, Hospital Facilities RB	5.75%	11/15/2035	1,675	1,778,130
				40,906,433

Oklahoma–0.73%

Comanche (County of) Hospital Authority; Series 2015, Ref. Hospital RB	5.00%	07/01/2022	1,000	1,064,300
Oklahoma (State of) Development Finance Authority (OU Medicine); Series 2018 B, Health System RB	5.50%	08/15/2057	2,150	2,448,678
Oklahoma (State of) Development Finance Authority (Provident Oklahoma Education Resources Inc.-Cross Village Student Housing); Series 2017, RB	5.25%	08/01/2057	1,825	1,972,223
				5,485,201

Oregon–0.22%

Forest Grove (City of) (Pacific University); Series 2014 A, Ref. Campus Improvement RB	5.00%	05/01/2040	1,570	1,650,007

Pennsylvania–2.57%

Montgomery (County of) Industrial Development Authority (Exelon Generation); Series 2001, Ref. RB (e)(j)	2.70%	04/01/2020	3,000	2,998,890
Pennsylvania (State of) Turnpike Commission; Series 2018 B, Sub. Oil Franchise Tax RB	5.25%	12/01/2048	1,160	1,348,001
Subseries 2014 A-2, Sub. Conv. CAB Turnpike RB(k)	5.13%	06/01/2024	1,500	1,267,425
Subseries 2017 B-1, Sub. Turnpike RB	5.25%	06/01/2047	1,250	1,419,562
Philadelphia (City of) Industrial Development Authority (Thomas Jefferson University); Series 2017 A, Ref. RB	5.00%	09/01/2047	795	885,368
Philadelphia (City of); Series 2017 A, Water & Wastewater RB	5.00%	10/01/2052	1,035	1,167,221
Series 2017 B, Ref. Airport RB(c)(j)	5.00%	07/01/2042	4,920	5,542,429
Philadelphia School District; Series 2008 E, Limited Tax GO Bonds(d)(e)	5.13%	09/01/2018	60	60,523
Series 2008 E, Limited Tax GO Bonds(d)(e)	5.13%	09/01/2018	3,690	3,722,140
Series 2008 E, Limited Tax GO Bonds(INS-BHAC)(b)	5.13%	09/01/2023	750	756,735
				19,168,294

Puerto Rico–0.55%

Children’s Trust Fund; Series 2002, Tobacco Settlement Asset-Backed RB	5.50%	05/15/2039	1,500	1,496,250
Series 2005 A, Tobacco Settlement Asset-Backed RB(g)	0.00%	05/15/2050	5,570	570,535

See accompanying notes which are an integral part of this schedule.

                               Invesco Value Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Puerto Rico–(continued)

Puerto Rico (Commonwealth of) Public Buildings Authority; Series 2007 M-3, Ref. Government Facilities RB (INS-NATL)(b)	6.00%	07/01/2024	$2,000	$2,001,980
				4,068,765

South Carolina–2.66%

Piedmont Municipal Power Agency; Series 2011 C, Ref. Electric RB (INS-AGC)(b)	5.75%	01/01/2034	7,410	8,143,738
South Carolina (State of) Jobs-Economic Development Authority (Palmetto Health Alliance); Series 2013 A, Ref. Hospital RB (d)(e)	5.25%	08/01/2023	4,450	5,136,457
South Carolina (State of) Ports Authority; Series 2015, RB(j)	5.25%	07/01/2050	3,240	3,640,010
Series 2015, RB(j)	5.25%	07/01/2055	1,260	1,413,027
Series 2018, RB(j)	5.00%	07/01/2043	745	850,678
Series 2018, RB(j)	5.00%	07/01/2055	580	651,712
				19,835,622

South Dakota–0.57%

South Dakota (State of) Health & Educational Facilities Authority (Sanford Obligated Group); Series 2014 B, RB	5.00%	11/01/2044	2,500	2,737,550
Series 2015, Ref. RB	5.00%	11/01/2045	1,345	1,489,493
				4,227,043

Tennessee–0.77%

Greeneville (Town of) Health & Educational Facilities Board (Ballad Health Obligation Group); Series 2018 A, Ref. Hospital RB	5.00%	07/01/2036	1,715	1,958,272
Johnson City (City of) Health & Educational Facilities Board (Mountain States Health Alliance); Series 2012, Hospital RB	5.00%	08/15/2042	1,000	1,055,230
Memphis Center City Revenue Finance Corp. (Pyramid & Pinch District Redevelopment); Series 2011 B, Sub. RB (d)(e)	5.25%	11/01/2021	2,475	2,745,617
				5,759,119

Texas–14.63%

Alamo Community College District; Series 2012, Ref. Limited Tax GO Bonds (c)	5.00%	08/15/2034	4,895	5,422,828
Austin (City of); Series 2012, Ref. Water & Wastewater System RB	5.00%	11/15/2042	1,490	1,634,649
Capital Area Cultural Education Facilities Finance Corp. (The Roman Catholic Diocese of Austin); Series 2005 B, RB	6.13%	04/01/2045	2,000	2,128,840
Harris (County of) Metropolitan Transit Authority; Series 2011 A, Sales & Use Tax RB(c)	5.00%	11/01/2036	3,305	3,590,188
Series 2011 A, Sales & Use Tax RB(c)	5.00%	11/01/2041	3,000	3,251,700
Harris County Health Facilities Development Corp. (TECO); Series 2008, Thermal Utility RB(d)(e)	5.00%	11/15/2018	1,840	1,868,152
Series 2008, Thermal Utility RB(d)(e)	5.25%	11/15/2018	2,160	2,195,446
Houston (City of) (United Airlines, Inc. Terminal E); Series 2014, Ref. Airport System RB (j)	4.75%	07/01/2024	1,000	1,082,580
Houston (City of) Convention & Entertainment Facilities Department; Series 2001 B, Hotel Occupancy Tax & Special CAB RB(INS-AGM)(b)(g)	0.00%	09/01/2026	3,975	3,074,822
Series 2001 B, Hotel Occupancy Tax & Special CAB RB(INS-AGM)(b)(g)	0.00%	09/01/2027	5,015	3,709,345
Houston (City of); Series 2015 C, Ref. Airport System RB (j)	5.00%	07/15/2020	790	832,068
Houston Community College System; Series 2008, Sr. Lien Student Fee RB(INS-AGM)(b)	4.50%	04/15/2027	155	155,330
Series 2008, Sr. Lien Student Fee RB(INS-AGM)(b)	5.00%	04/15/2025	1,295	1,298,302
Series 2008, Sr. Lien Student Fee RB(INS-AGM)(b)	5.00%	04/15/2026	900	902,259
Houston Higher Education Finance Corp. (Cosmos Foundation, Inc.); Series 2012 A, RB	5.00%	02/15/2042	2,700	2,826,765
La Vernia Higher Education Finance Corp. (Meridian World School); Series 2015 A, RB (f)	5.50%	08/15/2045	1,230	1,277,589
Lufkin Health Facilities Development Corp. (Memorial Health System of East Texas); Series 2009, Ref. & Improvement RB (d)(e)	6.25%	02/15/2019	1,450	1,495,588
New Hope Cultural Education Facilities Finance Corp. (4-K Housing, Inc.-Stoney Brook); Series 2017 A-1, Sr. Living RB	4.75%	07/01/2052	750	759,915
New Hope Cultural Education Facilities Finance Corp. (CHF-Collegiate Housing College Station I, LLC-Texas A&M University); Series 2014 A, Student Housing RB (INS-AGM)(b)	5.00%	04/01/2046	1,985	2,153,646

See accompanying notes which are an integral part of this schedule.

                               Invesco Value Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Texas–(continued)

New Hope Cultural Education Facilities Finance Corp. (Morningside Ministries); Series 2013, First Mortgage RB	6.50%	01/01/2043	$1,000	$1,114,150
North Texas Tollway Authority; Series 2008 D, Ref. First Tier System CAB RB(INS-AGC)(b)(g)	0.00%	01/01/2028	16,400	12,261,952
Series 2008 D, Ref. First Tier System CAB RB(INS-AGC)(b)(g)	0.00%	01/01/2029	2,725	1,964,180
Series 2008 D, Ref. First Tier System CAB RB(INS-AGC)(b)(g)	0.00%	01/01/2031	3,550	2,375,625
San Antonio (City of); Series 2013, Jr. Lien Electric & Gas Systems RB	5.00%	02/01/2038	2,405	2,633,379
San Jacinto River Authority (Groundwater Reduction Plan Division); Series 2011, Special Project RB(INS-AGM)(b)	5.00%	10/01/2032	2,265	2,350,617
Series 2011, Special Project RB(INS-AGM)(b)	5.00%	10/01/2037	2,475	2,562,293
Tarrant County Cultural Education Facilities Finance Corp. (Air Force Village Obligated Group); Series 2016, Ref. Retirement Facilities RB	5.00%	05/15/2037	740	778,613
Series 2016, Ref. Retirement Facilities RB	5.00%	05/15/2045	985	1,031,649
Tarrant County Cultural Education Facilities Finance Corp. (C.C. Young Memorial Home); Series 2017A, Retirement Facility RB	6.38%	02/15/2048	2,115	2,302,325
Tarrant County Cultural Education Facilities Finance Corp. (Texas Health Resources System); Series 2016 A, Ref. RB	5.00%	02/15/2041	4,000	4,543,120
Texas (State of) Transportation Commission (Central Texas Turnpike System); Series 2012 A, Ref. First Tier RB	5.00%	08/15/2041	1,000	1,078,690
Series 2015 B, Ref. CAB RB(g)	0.00%	08/15/2036	3,075	1,425,908
Series 2015 B, Ref. CAB RB(g)	0.00%	08/15/2037	705	311,941
Series 2015 C, Ref. Sub. RB	5.00%	08/15/2033	5,000	5,487,350
Series 2015 C, Ref. Sub. RB	5.00%	08/15/2042	1,585	1,719,107
Texas (State of) Transportation Commission; Series 2016 A, Highway Improvement Unlimited Tax GO Bonds	5.00%	04/01/2044	1,585	1,808,120
Texas (State of) Turnpike Authority (Central Texas Turnpike System); Series 2002, First Tier CAB RB(d)(g)	0.00%	08/15/2027	200	155,998
Series 2002 A, First Tier CAB RB(INS-BHAC)(b)(g)	0.00%	08/15/2027	6,800	5,199,144
Texas Municipal Gas Acquisition & Supply Corp. I; Series 2008 D, Sr. Lien Gas Supply RB	6.25%	12/15/2026	5,370	6,286,176
Texas Municipal Gas Acquisition & Supply Corp. III; Series 2012, Gas Supply RB	5.00%	12/15/2028	3,025	3,308,987
Series 2012, Gas Supply RB	5.00%	12/15/2029	3,000	3,274,950
Series 2012, Gas Supply RB	5.00%	12/15/2031	1,200	1,306,260
Series 2012, Gas Supply RB	5.00%	12/15/2032	1,125	1,224,512
Texas Private Activity Bond Surface Transportation Corp. (Blueridge Transportation Group, LLC SH 288 Toll Lanes); Series 2016, Sr. Lien RB (j)	5.00%	12/31/2055	1,070	1,156,724
Texas Private Activity Bond Surface Transportation Corp. (NTE Mobility Partners LLC); Series 2013, Sr. Lien RB (j)	7.00%	12/31/2038	1,250	1,466,925
University of Houston; Series 2008, Ref. Consolidated RB (c)(d)(e)	5.00%	02/15/2033	363	363,000
				109,151,707

Utah–2.23%

Salt Lake City (City of); Series 2017 A, Airport RB(c)	5.00%	07/01/2047	2,540	2,867,685
Series 2017 A, Airport RB(j)	5.00%	07/01/2047	3,075	3,471,705
Utah (State of) Transit Authority; Series 2008 A, Sales Tax RB (c)(d)(e)	5.00%	06/15/2018	10,325	10,336,358
				16,675,748

Virgin Islands–0.30%

Virgin Islands (Government of) Public Finance Authority (Matching Fund Loan Note); Series 2010 A, Sr. Lien RB	5.00%	10/01/2029	2,500	2,231,250

Virginia–3.01%

Richmond (City of) Metropolitan Authority; Series 2002, Ref. Expressway RB (INS-NATL)(b)	5.25%	07/15/2022	3,000	3,163,590
Roanoke (City of) Economic Development Authority (Carilion Clinic Obligated Group); Series 2010, Ref. Hospital RB	5.00%	07/01/2033	2,500	2,643,275
Roanoke (City of) Industrial Development Authority (Carilion Health System); Series 2005, Hospital RB(d)(e)	5.00%	07/01/2020	35	37,234
Series 2005 B, Hospital RB(INS-AGM)(b)	5.00%	07/01/2038	2,365	2,476,935

See accompanying notes which are an integral part of this schedule.

                               Invesco Value Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Virginia–(continued)

Virginia (State of) Small Business Financing Authority (Elizabeth River Crossings Opco, LLC); Series 2012, Sr. Lien RB(j)	5.50%	01/01/2042	$3,355	$3,658,258
Series 2012, Sr. Lien RB(j)	6.00%	01/01/2037	700	781,389
Virginia (State of) Small Business Financing Authority (Express Lanes, LLC); Series 2012, Sr. Lien RB(j)	5.00%	07/01/2034	3,855	4,127,973
Series 2012, Sr. Lien RB(j)	5.00%	01/01/2040	1,810	1,928,012
Virginia (State of) Small Business Financing Authority (Transform 66 P3); Series 2017, Sr. Lien Private Activity RB (j)	5.00%	12/31/2056	3,310	3,628,257
				22,444,923

Washington–4.05%

Kalispel Tribe of Indians; Series 2018 A, RB (f)	5.00%	01/01/2032	1,350	1,379,849
Seattle (Port of); Series 2012 A, Ref. Intermediate Lien RB	5.00%	08/01/2032	2,500	2,730,825
Series 2017 C, Intermediate Lien RB(j)	5.25%	05/01/2042	1,155	1,344,039
Washington (State of) Tobacco Settlement Authority; Series 2013, Ref. RB	5.25%	06/01/2031	1,900	2,006,210
Washington (State of); Series 2004 F, Motor Vehicle Fuel Unlimited Tax CAB GO Bonds(INS-AMBAC)(b)(g)	0.00%	12/01/2029	5,100	3,634,413
Series 2010 A, Various Purpose Unlimited Tax GO Bonds(c)(d)(e)	5.00%	08/01/2019	8,995	9,334,921
Series 2010 A, Various Purpose Unlimited Tax GO Bonds(c)(d)(e)	5.00%	08/01/2019	9,460	9,817,493
				30,247,750

West Virginia–0.58%

West Virginia (State of) Economic Development Authority (Appalachian Power Co. - Amos); Series 2010 A, Ref. Solid Waste Disposal Facilities RB	5.38%	12/01/2038	4,000	4,293,160

Wisconsin–3.62%

Public Finance Authority (American Dream at Meadowlands); Series 2017, Limited Obligation Grant RB(f)	6.75%	08/01/2031	900	976,986
Series 2017, Limited Obligation PILOT RB(f)	6.75%	12/01/2042	2,100	2,438,814
Wisconsin (State of) Health & Educational Facilities Authority (Mercy Alliance); Series 2012, RB	5.00%	06/01/2039	5,000	5,305,850
Wisconsin (State of) Health & Educational Facilities Authority (Mile Bluff Medical Center, Inc.); Series 2014, RB	5.50%	05/01/2034	2,000	2,054,620
Wisconsin (State of) Public Finance Authority (KU Campus Development Corp. Central District Development); Series 2016, Lease Development RB (c)	5.00%	03/01/2046	5,565	6,162,291
Wisconsin (State of) Public Finance Authority (Prime Healthcare Foundation, Inc.); Series 2018 A, RB	5.20%	12/01/2037	1,655	1,763,436
Series 2018 A, RB	5.35%	12/01/2045	1,655	1,779,903
Wisconsin (State of) Public Finance Authority (Roseman University of Health Sciences); Series 2012, RB	5.50%	04/01/2032	1,155	1,244,836
Series 2015, Ref. RB	5.75%	04/01/2035	815	888,088
Wisconsin (State of); Series 2009 A, General Fund Annual Appropriation RB(d)(e)	5.63%	05/01/2019	400	414,268
Series 2009 A, General Fund Annual Appropriation RB	5.63%	05/01/2028	3,835	3,969,341
				26,998,433

Wyoming–0.31%

Wyoming (State of) Municipal Power Agency; Series 2017 A, Ref. Power Supply RB (INS-BAM)(b)(c)	5.00%	01/01/2047	2,060	2,311,464
TOTAL INVESTMENTS IN SECURITIES(n)–164.66% (Cost $1,149,102,180)				1,228,704,933
FLOATING RATE NOTE OBLIGATIONS–(34.70)%
Notes with interest and fee rates ranging from 1.58% to 1.98% at 05/31/2018 and contractual maturities of collateral ranging from 09/01/2022 to 04/01/2056 (See Note 1D)(o)				(258,955,000)
VARIABLE RATE MUNI TERM PREFERRED SHARES–(31.23)%				(233,030,864)
OTHER ASSETS LESS LIABILITIES–1.27%				9,490,796
NET ASSETS APPLICABLE TO COMMON SHARES–100.00%				$746,209,865

See accompanying notes which are an integral part of this schedule.

                               Invesco Value Municipal Income Trust

Investment Abbreviations:

AGC	—Assured Guaranty Corp.	NATL	—National Public Finance Guarantee Corp.
AGM	—Assured Guaranty Municipal Corp.	PCR	—Pollution Control Revenue Bonds
AMBAC	—American Municipal Bond Assurance Corp.	PILOT	—Payment-in-Lieu-of-Tax
BAM	—Build America Mutual Assurance Co.	RAB	—Revenue Anticipation Bonds
BHAC	—Berkshire Hathaway Assurance Corp.	RB	—Revenue Bonds
CAB	—Capital Appreciation Bonds	Ref.	—Refunding
Conv.	—Convertible	RN	—Revenue Notes
COP	—Certificates of Participation	Sec.	—Secured
GO	—General Obligation	Sr.	—Senior
IDR	—Industrial Development Revenue Bonds	Sub.	—Subordinated
INS	—Insurer	VRD	—Variable Rate Demand
Jr.	—Junior	Wts.	—Warrants
LOC	—Letter of Credit

Notes to Schedule of Investments:

(a)	Calculated as a percentage of net assets. Amounts in excess of 100% are due to the Trust’s use of leverage.

(b)	Principal and/or interest payments are secured by the bond insurance company listed.

(c)	Underlying security related to TOB Trusts entered into by the Trust. See Note 1D.

(d)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.

(e)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.

(f)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at May 31, 2018 was $32,605,161, which represented 4.37% of the Trust’s Net Assets.

(g)	Zero coupon bond issued at a discount.

(h)

Demand security payable upon demand by the Trust at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically based on current market interest rates. Rate shown is the rate in effect on May 31, 2018.

(i)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.

(j)	Security subject to the alternative minimum tax.

(k)	Convertible CAB. The interest rate shown represents the coupon rate at which the bond will accrue at a specified future date.

(l)

Security is subject to a reimbursement agreement which may require the Trust to pay amounts to a counterparty in the event of a significant decline in the market value of the security underlying the TOB Trusts. In case of a shortfall, the maximum potential amount of payments the Trust could ultimately be required to make under the agreement is $13,935,000. However, such shortfall payment would be reduced by the proceeds from the sale of the security underlying the TOB Trusts.

(m)	Security subject to crossover refunding.

(n)

This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations.

Entity	Percentage
Assured Guaranty Municipal Corp.	6.0%

(o)	Floating rate note obligations related to securities held. The interest and fee rates shown reflect the rates in effect at May 31, 2018.

At May 31, 2018, the Trust’s investments with a value of $401,850,058 are held by TOB Trusts and serve as collateral for the $258,955,000 in the floating rate note obligations outstanding at that date.

See accompanying notes which are an integral part of this schedule.

                               Invesco Value Municipal Income Trust

Notes to Quarterly Schedule of Portfolio Holdings

May 31, 2018

(Unaudited)

NOTE 1 — Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

Securities are fair valued using an evaluated quote provided by an independent pricing service approved by the Board of Trustees. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a trust may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Securities for which market quotations either are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Some of the factors which may be considered in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on transferability or disposition; trading in similar securities by the same issuer or comparable companies; relevant political, economic or issuer specific news; and other relevant factors under the circumstances.

The Trust may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Trust investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.

Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Bond premiums and discounts are amortized and/or accreted over the lives of the respective securities. Pay-in-kind interest income and non-cash dividend income received in the form of securities in-lieu of cash are recorded at the fair value of the securities received. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Trust may periodically participate in litigation related to Trust investments. As such, the Trust may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Trust’s net asset value and, accordingly, they reduce the Trust’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Trust and the investment adviser.

C.

Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees

                               Invesco Value Municipal Income Trust

C.	Country Determination – (continued)

and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.

Floating Rate Note Obligations – The Trust invests in inverse floating rate securities, such as Tender Option Bonds (“TOBs”), for investment purposes and to enhance the yield of the Trust. Such securities may be purchased in the secondary market without first owning an underlying bond but generally are created through the sale of fixed rate bonds by the Trust to special purpose trusts established by a broker dealer or by the Trust (“TOB Trusts”) in exchange for cash and residual interests in the TOB Trusts’ assets and cash flows, which are in the form of inverse floating rate securities. The TOB Trusts finance the purchases of the fixed rate bonds by issuing floating rate notes to third parties and allowing the Trust to retain residual interests in the bonds. The floating rate notes issued by the TOB Trusts have interest rates that reset weekly and the floating rate note holders have the option to tender their notes to the TOB Trusts for redemption at par at each reset date. The residual interests held by the Trust (inverse floating rate securities) include the right of the Trust (1) to cause the holders of the floating rate notes to tender their notes at par at the next interest rate reset date, and (2) to transfer the municipal bond from the TOB Trust to the Trust, thereby collapsing the TOB Trust. Inverse floating rate securities tend to underperform the market for fixed rate bonds in a rising interest rate environment, but tend to outperform the market for fixed rate bonds when interest rates decline or remain relatively stable.

The Trust generally invests in inverse floating rate securities that include embedded leverage, thus exposing the Trust to greater risks and increased costs. The primary risks associated with inverse floating rate securities are varying degrees of liquidity and decreases in the value of such securities in response to changes in interest rates to a greater extent than fixed rate securities having similar credit quality, redemption provisions and maturity, which may cause the Trust’s net asset value to be more volatile than if it had not invested in inverse floating rate securities. In certain instances, the short-term floating rate notes created by the TOB Trust may not be able to be sold to third parties or, in the case of holders tendering (or putting) such notes for repayment of principal, may not be able to be remarketed to third parties. In such cases, the TOB Trust holding the fixed rate bonds may be collapsed with the entity that contributed the fixed rate bonds to the TOB Trust. In the case where a TOB Trust is collapsed with the Trust, the Trust will be required to repay the principal amount of the tendered securities, which may require the Trust to sell other portfolio holdings to raise cash to meet that obligation. The Trust could therefore be required to sell other portfolio holdings at a disadvantageous time or price to raise cash to meet this obligation, which risk will be heightened during times of market volatility, illiquidity or uncertainty. The embedded leverage in the TOB Trust could cause the Trust to lose more money than the value of the asset it has contributed to the TOB Trust and greater levels of leverage create the potential for greater losses. In addition, a Trust may enter into reimbursement agreements with the liquidity provider of certain TOB transactions in connection with certain residuals held by the Trust. These agreements commit a Trust to reimburse the liquidity provider to the extent that the liquidity provider must provide cash to a TOB Trust, including following the termination of a TOB Trust resulting from a mandatory tender event (“liquidity shortfall”). The reimbursement agreement will effectively make the Trust liable for the amount of the negative difference, if any, between the liquidation value of the underlying security and the purchase price of the floating rate notes issued by the TOB Trust.

The Trust accounts for the transfer of fixed rate bonds to the TOB Trusts as secured borrowings, with the securities transferred remaining in the Trust’s investment assets, and the related floating rate notes reflected as Trust liabilities under the caption Floating rate note obligations on the Statement of Assets and Liabilities. The carrying amount of the Trust’s floating rate note obligations as reported on the Statement of Assets and Liabilities approximates its fair value. The Trust records the interest income from the fixed rate bonds under the caption Interest and records the expenses related to floating rate obligations and any administrative expenses of the TOB Trusts as a component of Interest, facilities and maintenance fees on the Statement of Operations.

Final rules implementing section 619 of the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Volcker Rule”) prohibit banking entities from engaging in proprietary trading of certain instruments and limit such entities’ investments in, and relationships with, “covered funds”, as defined in the rules. These rules preclude banking entities and their affiliates from sponsoring and/or providing services for existing TOB Trusts. A new TOB structure is being utilized by the Trust wherein the Trust, as holder of the residuals, will perform certain duties previously performed by banking entities as “sponsors” of TOB Trusts. These duties may be performed by a third-party service provider. The Trust’s expanded role under the new TOB structure may increase its operational and regulatory risk. The new structure is substantially similar to the previous structure; however, pursuant to the Volcker Rule, the remarketing agent would not be able to repurchase tendered floaters for its own account upon a failed remarketing. In the event of a failed remarketing, a banking entity serving as liquidity provider may loan the necessary funds to the TOB Trust to purchase the tendered floaters. The TOB Trust, not the Trust, would be the borrower and the loan from the liquidity provider will be secured by the purchased floaters now held by the TOB Trust. However, as previously described, the Trust would bear the risk of loss with respect to any liquidity shortfall to the extent it entered into a reimbursement agreement with the liquidity provider.

                               Invesco Value Municipal Income Trust

D.	Floating Rate Note Obligations – (continued)

Further, the SEC and various banking agencies recently adopted rules implementing credit risk retention requirements for asset-backed securities (the “Risk Retention Rules”). The Risk Retention Rules require the sponsor of a TOB Trust to retain at least 5% of the credit risk of the underlying assets supporting the TOB Trust’s municipal bonds. The Trust has adopted policies intended to comply with the Risk Retention Rules. The Risk Retention Rules may adversely affect the Trust’s ability to engage in TOB Trust transactions or increase the costs of such transactions in certain circumstances.

There can be no assurances that the new TOB structure will continue to be a viable form of leverage. Further, there can be no assurances that alternative forms of leverage will be available to the Trust in order to maintain current levels of leverage. Any alternative forms of leverage may be less advantageous to the Trust, and may adversely affect the Trust’s net asset value, distribution rate and ability to achieve its investment objective.

TOBs are presently classified as private placement securities. Private placement securities are subject to restrictions on resale because they have not been registered under the Securities Act of 1933, as amended (the “1933 Act”), or are otherwise not readily marketable. As a result of the absence of a public trading market for these securities, they may be less liquid than publicly traded securities. Although atypical, these securities may be resold in privately negotiated transactions, the prices realized from these sales could be less than those originally paid by the Trust or less than what may be considered the fair value of such securities.

E.

Other Risks – The value of, payment of interest on, repayment of principal for and the ability to sell a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers are located.

Since many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and the Trust’s investments in municipal securities.

There is some risk that a portion or all of the interest received from certain tax-free municipal securities could become taxable as a result of determinations by the Internal Revenue Service.

NOTE 2 — Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Trust’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

As of May 31, 2018, all of the securities in this Trust were valued based on Level 2 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

The Trust’s policy is to recognize transfers in and out of the valuation levels as of the end of the reporting period. During the three months ended May 31, 2018, there were no material transfers between valuation levels.

                               Invesco Value Municipal Income Trust

Item 2.	Controls and Procedures.

(a)

As of May 18, 2018, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”), to assess the effectiveness of the Registrant’s disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (“Act”), as amended. Based on that evaluation, the Registrant’s officers, including the PEO and PFO, concluded that, as of May 18, 2018, the Registrant’s disclosure controls and procedures were reasonably designed so as to ensure: (1) that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b)

There have been no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Certifications of PEO and PFO as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:    Invesco Value Municipal Income Trust

By:	/s/ Sheri Morris
Sheri Morris
Principal Executive Officer

Date:	July 30, 2018

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Sheri Morris
Sheri Morris
Principal Executive Officer

Date:	July 30, 2018

By:	/s/ Kelli Gallegos
Kelli Gallegos
Principal Financial Officer

Date:	July 30, 2018

EXHIBIT INDEX

Certifications of Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”) as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.